GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
NOTE 7:-	GOODWILL AND INTANGIBLE ASSETS, NET

a.	Goodwill:

Changes in goodwill in the years ended December 31, 2014 and 2015 are as follows:

	December 31,
	2014	2015

Goodwill, beginning of year	$30,069	$30,069
Acquisitions	-	-

Goodwill, end of year	$30,069	$30,069

b.	Intangible assets:

	Weighted
	average
	amortization	December 31,
	Period	2014	2015
	(years)
Cost:
Acquired technology	7	$16,314	$16,314
Customers relationships and brand name	5.7	9,817	9,817

		26,131	26,131

Accumulated amortization:
Acquired technology		12,032	13,146
Customers relationships and brand name		9,343	9,467

		21,375	22,613

Intangible assets, net		$4,756	$3,518

Amortization expenses for the years ended December 31, 2013, 2014 and 2015 were $ 3,082, $ 1,689 and $ 1,238 respectively.

In February 2013, the Company acquired all of the outstanding shares of Strangeloop Networks Inc. ("Strangeloop") for a total cash consideration of $ 8,402, of which $ 5,604 was attributed to goodwill and $ 3,023 to acquired intangible assets.

Pro forma results of operations for this acquisition have not been presented because they are not material to the consolidated results of operations.

Future estimated amortization expenses for the years ending:

December 31,

2016	$1,119
2017	1,006
2018	687
2019	674
2020 and thereafter	32

Total	$3,518